SHARE-BASED COMPENSATION (Tables)	12 Months Ended
Dec. 31, 2012
Schedule Of Employee Service Share Based Compensation Allocation Of Recognized Period Costs [Abstract]
Schedule Of Share-based Compensation Expense
SHARE-BASED COMPENSATION EXPENSE ― SEMPRA ENERGY CONSOLIDATED
(Dollars in millions, except per share amounts)
	Years ended December 31,
	2012	2011	2010
Share-based compensation expense, before income taxes	$40	$44	$34
Income tax benefit	(16)	(18)	(13)
Share-based compensation expense, net of income taxes	$24	$26	$21

Net share-based compensation expense, per common share
Basic	$0.10	$0.11	$0.09
Diluted	$0.10	$0.11	$0.08

SHARE-BASED COMPENSATION EXPENSE ― SDG&E AND SOCALGAS
(Dollars in millions)
	Years ended December 31,
	2012	2011	2010
SDG&E:
Compensation expense	$8	$8	$9
Capitalized compensation cost	3	3	2
SoCalGas:
Compensation expense	$7	$9	$8
Capitalized compensation cost	1	1	1

Schedule Of Non Qualified Stock Option Valuation Assumptions [Abstract]
Schedule Of Non Qualified Stock Option Valuation Assumptions [Text Block]
2010
Stock price volatility	19%
Risk-free rate of return	2.6%
Annual dividend yield	2.8%
Expected life	5.5 years

Schedule Of Non Qualified Stock Options [Abstract]
Schedule Of Non-qualified Stock Options
NON-QUALIFIED STOCK OPTIONS

			Weighted-
		Weighted-	Average
	Shares	Average	Remaining	Aggregate
	Under	Exercise	Contractual Term	Intrinsic Value
	Option	Price	(in years)	(in millions)
Outstanding at December 31, 2011	4,630,971	$47.85
Exercised	(1,876,303)	$41.77
Forfeited/canceled	(53,550)	$58.62
Outstanding at December 31, 2012	2,701,118	$51.86	4.6	$52

Vested or expected to vest, at December 31, 2012	2,696,259	$51.85	4.6	$51
Exercisable at December 31, 2012	2,174,018	$52.03	4.3	$41

Schedule Of Restricted Stock Awards And Units Valuation Assumptions [Abstract]
Schedule Of Restricted Stock Awards And Units Valuation Assumptions
	2012	2011	2010
Risk-free rate of return	0.6%	1.5%	2.1%
Annual dividend yield	3.4%	3.0%	2.8%
Stock price volatility	27%	27%	26%

Schedule Of Restricted Stock Awards [Abstract]
Schedule Of Restricted Stock Awards
RESTRICTED STOCK AWARDS

		Weighted-
		Average
		Grant-Date
	Shares	Fair Value
Nonvested at December 31, 2011	24,276	$46.51
Granted	18,487	$57.81
Vested	(18,074)	$44.30
Nonvested at December 31, 2012	24,689	$56.59
Vested or expected to vest, at December 31, 2012	24,689	$56.59

Schedule Of Restricted Stock Units [Abstract]
Schedule Of Restricted Stock Units
RESTRICTED STOCK UNITS

		Weighted-
		Average
		Grant-Date
	Units	Fair Value
Nonvested at December 31, 2011	3,292,512	$43.08
Granted	927,734	$50.17
Vested	(608,348)	$52.86
Forfeited	(76,624)	$45.34
Nonvested at December 31, 2012(1)	3,535,274	$43.21
Vested or expected to vest, at December 31, 2012	3,468,170	$43.15
(1)	Each unit represents the right to receive one share of our common stock if applicable performance conditions are satisfied. For substantially all restricted stock units, up to an additional 50% of the shares represented by the units may be issued if Sempra Energy exceeds target performance conditions.